Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity
EQUITY
COMMON STOCK
We are authorized to issue 2 billion shares of Class A common stock, 1.25 billion shares of Class B common stock and 50 million shares of preferred stock each of which have a par value of $0.0001 per share. On July 3, 2017, each share of Baker Hughes common stock was converted into one share of Class A common stock in the Company. The number of Class A common stock and Class B common stock shares outstanding at December 31, 2017 is 422 million and 707 million, respectively. We have not issued any preferred stock. GE owns all the issued and outstanding Class B common stock. Each share of Class A and Class B common stock and the associated membership interest in BHGE LLC form a paired interest. While each share of Class B common stock has equal voting rights to a share of Class A common stock, it has no economic rights, meaning holders of Class B common stock have no right to dividends and any assets in the event of liquidation of the Company.
Former Baker Hughes stockholders immediately after the completion of the Transactions received a special one-time cash dividend of $17.50 per share paid by the Company to holders of record of the Company's Class A common stock. In addition, during 2017 the Company declared and paid regular dividends of $0.17 per share and $0.18 per share to holders of record of the Company's Class A common stock during the quarters ended September 30, 2017 and December 31, 2017, respectively.
The following table presents the changes in number of shares outstanding (in thousands):

	Class A Common Stock	Class B Common Stock
Balance at December 31, 2016	—	—
Issue of shares on business combination at July 3, 2017	427,709	717,111
Issue of shares upon vesting of restricted stock units (1)	290	—
Issue of shares on exercises of stock options(1)	256	—
Stock repurchase program (2) (3)	(6,047)	(10,126)
Balance at December 31, 2017	422,208	706,985

(1)	Share amounts reflected above are net of shares withheld to satisfy the employee's tax withholding obligation.

(2)
On November 2, 2017, our board of directors authorized BHGE LLC to repurchase up to $3 billion of its common units from the Company and GE. The proceeds of this repurchase are to be used by BHGE to repurchase Class A common stock of the Company on the open market, which if fully implemented would result in the repurchase of approximately $1.1 billion of Class A common stock. The Class B common stock of the Company, that is paired with repurchased common units, was repurchased by the Company at par value. The $3 billion repurchase authorization is the aggregate authorization for repurchases of Class A and Class B common stock together with its paired unit. BHGE LLC had authorization remaining to repurchase up to approximately $2.5 billion of its common units from BHGE and GE at December 31, 2017.

(3)
During 2017, we repurchased and canceled 6,046,735 shares of Class A common stock for a total of $187 million.  We also repurchased and canceled 10,126,467 shares of Class B common stock from GE which is paired together with common units of BHGE LLC for $314 million.

ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCL)
The following table presents the changes in accumulated other comprehensive loss, net of tax:

	Investment Securities	Foreign Currency Translation Adjustments	Cash Flow Hedges	Benefit Plans	Accumulated Other Comprehensive Loss
Balance at December 31, 2015	$—	$(1,384)	$(2)	$(146)	$(1,532)
Other comprehensive loss before reclassifications	—	(417)	(38)	(12)	(467)
Amounts reclassified from accumulated other comprehensive loss	—	1	37	88	126
Deferred taxes	—		(7)	(22)	(29)
Other comprehensive income (loss)	—	(416)	(8)	54	(370)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	(5)	—	(9)	(14)
Balance at December 31, 2016	—	(1,795)	(10)	(83)	(1,888)
Other comprehensive income before reclassifications	41	(4)	8	45	90
Amounts reclassified from accumulated other comprehensive loss	(39)	—	7	1	(31)
Deferred taxes	2	(10)	(3)	9	(2)
Other comprehensive income (loss)	4	(14)	12	55	57
Less: Other comprehensive income attributable to noncontrolling interests	3	38	2	37	80
Less: Other adjustments	—	—	—	13	13
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders	—	(1,170)	(1)	(63)	(1,234)
Less: Activity related to noncontrolling interest	—	5	—	8	13
Balance at December 31, 2017	$1	$(682)	$1	$(23)	$(703)

The amounts reclassified from accumulated other comprehensive loss during the years ended December 31, 2017 and 2016 represent (i) realized gains (losses) on investment securities recorded in other non operating income (loss) (ii) gains (losses) reclassified on cash flow hedges when the hedged transaction occurs and (iii) the amortization of net actuarial loss and prior service credit, and curtailments which are included in the computation of net periodic pension cost (see "Note11. Employee Benefit Plans" for additional details). Net periodic pension cost is recorded across the various cost and expense line items within the consolidated and combined statement of income (loss).
NONCONTROLLING INTEREST

Noncontrolling interests represent the portion of net assets in consolidated entities that are not owned by the Company. As of December 31, 2017, GE owned approximately 62.5% of BHGE LLC and this represents the majority of the noncontrolling interest balance reported within equity.

	2017	2016
GE's interest in BHGE LLC	$23,993	$—
Other noncontrolling interests	140	167
Total noncontrolling interests	$24,133	$167